Earnings per share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share ("EPS") [Abstract]
Calculation of Basic and Diluted Earnings Per Share
The components of the calculation of basic EPS and diluted EPS are as follows:

(Dollars in thousands)	2025	2024	2023
Profit for the period used for calculation of EPS - basic	$211,092	$181,377	$161,353
Profit for the period used for calculation of EPS - dilutive	$211,092	$181,377	$161,353

Basic earnings per share:
Weighted average shares outstanding - basic	160,690,206	161,354,507	162,178,499

Diluted earnings per share:
Weighted average shares outstanding - basic	160,690,206	161,354,507	162,178,499
Dilutive equity awards	83,072	87,274	178,236
Weighted average shares outstanding - dilutive	160,773,279	161,441,782	162,356,735